INCOME TAXES - Deferred tax assets not recognized (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Deductible temporary differences, Tax base	€ 22,730	€ 41,498	€ 34,149
Tax loss carryforward (CIT), Tax base	124,018	91,405	108,229
Tax loss carryforward (trade tax), Tax base	88,897	49,147	65,308
Interest carryforward, Tax base	€ 36,927	€ 35,229	€ 36,956